Document and Entity Information	Jan. 31, 2023
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	Chubb Limited
Entity Incorporation, State or Country Code	V8
Entity File Number	1-11778
Entity Tax Identification Number	98-0091805
Entity Address, Address Line One	Baerengasse 32
Entity Address, Address Line Two	CH
Entity Address, Postal Zip Code	8001
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Country Region	41
City Area Code	(0)43
Local Phone Number	456 76 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000896159
Common Class A [Member]
Title of 12(b) Security	Common Shares, par value CHF 24.15 per share
Trading Symbol	CB
Security Exchange Name	NYSE
INA Senior Notes Due December 2024 [Member]
Title of 12(b) Security	Guarantee of Chubb INA Holdings Inc. 0.30% Senior Notes due 2024
Trading Symbol	CB/24A
Security Exchange Name	NYSE
INA Senior Notes Due June 2027 [Member]
Title of 12(b) Security	Guarantee of Chubb INA Holdings Inc. 0.875% Senior Notes due 2027
Trading Symbol	CB/27
Security Exchange Name	NYSE
INA Senior Notes Due March 2028 [Member]
Title of 12(b) Security	Guarantee of Chubb INA Holdings Inc. 1.55% Senior Notes due 2028
Trading Symbol	CB/28
Security Exchange Name	NYSE
INA Senior Notes Due December 2029 [Member]
Title of 12(b) Security	Guarantee of Chubb INA Holdings Inc. 0.875% Senior Notes due 2029
Trading Symbol	CB/29A
Security Exchange Name	NYSE
INA Senior Notes Due June 2031 [Member]
Title of 12(b) Security	Guarantee of Chubb INA Holdings Inc. 1.40% Senior Notes due 2031
Trading Symbol	CB/31
Security Exchange Name	NYSE
INA Senior Notes Due March 2038 [Member]
Title of 12(b) Security	Guarantee of Chubb INA Holdings Inc. 2.50% Senior Notes due 2038
Trading Symbol	CB/38A
Security Exchange Name	NYSE